Share-Based Compensation and Employee Benefit Plans - Assumptions Used to Value Stock Options (Details)	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Stock options:
Expected term (years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility, minimum	45.88%	49.46%	49.51%
Expected volatility, maximum	55.75%	54.38%	53.28%
Risk-free interest rate, minimum	1.89%	1.36%	1.49%
Risk-free interest rate, maximum	2.03%	1.82%	1.72%
Expected dividends	0.00%	0.00%	0.00%